SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2022
SHARE-BASED COMPENSATION.
Summary of the option activity

Weighted
average
		Weighted	grant-date
	Number	average	fair value
	of options	exercise price	per option
		(RMB)	(RMB)
Options outstanding at December 31, 2019 and January 1, 2020	14,629,096	5.4	1.7
Granted	—
Exercised	(14,222,096)	5.5	1.6
Forfeited	—

Options outstanding at December 31, 2020 and January 1, 2021	407,000	5.1	1.6
Granted	—
Exercised	(407,000)	5.1	1.6
Forfeited	—

Options outstanding at December 31, 2021 and 2022	—

Options vested and expected to be vested at December 31, 2022	—

Summary of the restricted share activity

	Number of	Weighted average grant-
	Shares	date fair value per share
		(RMB)
Unvested at January 1, 2020	33,357,296	22.4
Granted	11,710,848	66.7
Vested	(12,684,640)	14.1
Forfeited	(1,364,736)	25.1

Unvested at December 31, 2020 and January 1, 2021	31,018,768	42.4
Granted	12,107,888	31.6
Vested	(12,632,104)	29.3
Forfeited	(1,563,832)	37.7

Unvested at December 31, 2021 and January 1, 2022	28,930,720	43.9
Granted	21,948,320	19.4
Vested	(5,015,992)	43.3
Forfeited	(7,328,536)	32.5

Unvested at December 31, 2022	38,534,512	32.2

Assumptions used to estimate fair value of restricted shares granted

Grant date:	August 2020	August 2021	August 2022
Risk-free rate of return	0.14% - 0.19%	0.07% - 0.33%	2.82% - 2.98%
Volatility	59.23%	49.271% - 50.295%	53.14% - 54.15%
Expected dividend yield	0.00%	0.00%	0.00%
Share price at grant date	US$10.1475	US$7.45	US$3.3650
	(RMB70.5)	(RMB48.2)	(RMB22.7)
Expected term	1 – 3 years	1 – 3 years	1 – 3 years

Summary of share-based compensation expenses

	Years ended December 31,
	2020	2021	2022

Costs of revenue	89,943	110,291	97,055
Selling and marketing expenses	54,204	53,560	41,685
General and administrative expenses	184,943	219,328	146,781
Research and development expenses	4,596	8,096	5,294
Total share-based compensation expenses	333,686	391,275	290,815